Operating Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating Revenue
4	OPERATING REVENUE

	2020 Million	2019 Million	2018 Million
Revenue from telecommunications services
Voice services	78,782	88,624	108,083
Data services
-SMS & MMS	29,485	28,648	28,800
-Wireless data traffic	385,679	384,999	383,297
-Wireline broadband	80,808	68,835	54,285
-Applications and information services	101,038	82,543	75,701
Others	19,900	20,743	20,741

	695,692	674,392	670,907
Revenue from sales of products and others	72,378	71,525	65,912

	768,070	745,917	736,819

The majority of the Group’s operating revenue is from contracts with customers, and the remaining is not material. The revenue recognition policy has been disclosed in note 2(r), while majority of the Group’s revenue from contracts with customers was recognized over time.

(a)	Assets related to contracts with customers
The Group has recognized the following assets related to contracts with customers:

	Note	As of December 31, 2020 Million	As of December 31, 2019 Million
Contract assets	(i)	5,401	6,567
Less: current portion		(3,841)	(5,003)

Non-current portion recorded in other non-current assets		1,560	1,564
Contract costs recorded in other non-current assets	(ii)	14,487	15,987

Total other non-current assets related to contracts with customers		16,047	17,551

Note:

(i)	Changes in contract assets:

	Contract assets
	2020 Million	2019 Million
Gross carrying amount:
As of January 1	6,883	6,831
Increase resulting from satisfaction of performance obligation	6,948	6,886
Transfer to accounts receivable	(8,185)	(6,834)

As of December 31	5,646	6,883

Loss allowance:
As of January 1	(316)	(342)
Changes during the year	71	26

As of December 31	(245)	(316)

Net book value:
As of December 31	5,401	6,567

As of December 31, 2020, contract assets mainly included contract assets arising from the sales of bundled packages which includes terminals and services amounting to RMB2,607 million (as of December 31, 2019: RMB6,019 million), and contract assets arising from the provision of system integration and engineering services amounting to RMB2,794 million (as of December 31, 2019: RMB548 million).

(ii)	Changes in contract costs

	Contract costs
	2020 Million	2019 Million
As of January 1	15,987	6,975
Addition	18,534	24,149
Amortization for the year	(20,034)	(15,137)

As of December 31	14,487	15,987

Contract costs primarily include sales commissions payable to third party agents and contract fulfilment costs for the provision of telecommunications services.

(b)	Details of contract liabilities
Contract liabilities are presented in deferred revenue in the consolidated balance sheets. Changes in contract liabilities are as follows:

	Contract liabilities
	2020 Million	2019 Million
As of January 1	57,431	62,812
Opening balance recognized in the consolidated statements of comprehensive income for the year	(53,802)	(56,409)
Other net changes for the year	76,050	51,028

As of December 31	79,679	57,431

(c)	Unsatisfied long-term contracts
The unsatisfied performance obligation of the Group is mainly related to telecommunications services. The Group generally enters into service contracts with customers monthly or for a fixed term, and bills the customers monthly based on the contract terms for the Group’s unconditional right to consideration. For the contracts that have an original expected duration of one year or less and the performance obligations which are regarded as satisfied as billed, the Group has applied the practical expedient permitted under IFRS 15, therefore, the information about the remaining performance obligations were not disclosed.